Supplement to the Current Prospectus

Massachusetts Investors Growth Stock Fund

Effective August 26, 2008, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

--------------------- ----------------- ------------- --------------------------
Portfolio Manager     Primary Role      Since         Title    and   Five   Year
                                                      History
--------------------- ----------------- ------------- --------------------------
--------------------- ----------------- ------------- --------------------------
Jeffrey C.            Portfolio         2006          Investment officer of
Constantino           Manager                         MFS; employed in the
                                                      investment area of MFS
                                                      since 2000.
--------------------- ----------------- ------------- --------------------------
--------------------- ----------------- ------------- --------------------------
Maureen H.            Portfolio         2005          Investment officer of
Pettirossi            Manager                         MFS; employed in the
                                                      investment area of MFS
                                                      since 2002.
--------------------- ----------------- ------------- --------------------------


                The date of this supplement is August 26, 2008.